SUPPLEMENT DATED MARCH 28, 2003
           TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                            DATED APRIL 30, 2002 OF

                        MERRILL LYNCH INDEX FUNDS, INC.

                                S & P 500 Index

                                Small Cap Index

                             Aggregate Bond Index

                              International Index

     Effective April 14, 2003, the share classes of the Funds will be redesignated, as set forth below:

           ------------------------------ ------------------------------
            Designation until April 13,    Designation as of April 14,
                       2003                           2003
           ------------------------------ ------------------------------
                      Class A                        Class I
           ------------------------------ ------------------------------
                      Class D                        Class A
           ------------------------------ ------------------------------

These changes constitute a change in the share class designation only and have no effect on any feature of the share classes or the Funds, including net asset value, performance, eligibility requirements for purchase, sales charges, conversion rights, holding periods or reinstatement or exchange privileges.

Code: